NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES (Details 4) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES
Net operating loss	$ 531,243	$ 416,916	$ 399,821
Valuation allowance	(531,243)	(416,916)	$ (399,821)
Net deferred tax asset	$ 0	$ 0